Debt and Derivatives	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Debt And Derivatives [Abstract]
Debt and Derivatives

6.
Debt and Derivatives

	As of September 30, 2021	As of December 31, 2020	Interest Type	Weighted average interest rate
Long-term debt
Rated term loan	$491,321	$362,685	Fixed	3.51%
Construction loans	13,687	25,484	Floating	2.33%
Term loans	12,980	7,218	Floating	2.33%
Financing lease obligations	22,711	—	Imputed	3.59%

Total principal due for long-term debt and financing lease obligations	540,699	395,387
Unamortized discounts and premiums	(206)	(292)
Unamortized deferred financing costs	(9,177)	(5,952)
Less: Current portion of long-term debt	27,686	35,209

Long-term debt, less current portion	$503,630	$353,934

Rated Term Loan
As part of the Blackstone Capital Facility, APA Finance, LLC (“APAF”), a wholly owned subsidiary of the Company, entered into a $251.0 million term loan facility with BIS through a consortium of lenders. The Rated Term Loan consists of investment grade-rated Class A and Class B notes that mature on June 30, 2045 (“Final Maturity Date”). The Rated Term Loan amortizes at an initial rate of 2.5% of outstanding principal per annum for a period of 5 years at which point the amortization steps up to 5% per annum until November 22, 2026 (“Anticipated Repayment Date”). After the Anticipated Repayment Date, the loan becomes fully-amortizing, and all available cash is used to pay down principal until the Final Maturity Date.
On August 25, 2021, APAF entered into an Amended and Restated Credit Agreement with BIS to refinance the Rated Term Loan (hereby referred to as the “Amended Rated Term Loan”). The Amended Rated Term Loan added an additional $135.6 million (of which $123.9 million was drawn as of September 30, 2021), to the facility, bringing the aggregate facility to $503.0 million. The Amended Rated Term Loan has a weighted average 3.51% annual fixed rate, reduced from the previous weighted average rate of 3.70%, and matures on February 29, 2056 (“Final Maturity Date”). Of the total proceeds of the refinancing, $126.4 million was used to fund the TrueGreen Acquisition.
The Amended Rated Term Loan amortizes at an initial rate of 2.5% of outstanding principal per annum for a period of 8 years at which point the amortization steps up to 4% per annum until September 30, 2031 (“Anticipated Repayment Date”). After the Anticipated Repayment Date, the loan becomes fully-amortizing, and all available cash is used to pay down principal until the Final Maturity Date.
The Company incurred $4.7 million of issuance costs related to the refinancing, which have been deferred and recorded as a reduction to the Amended Rated Term Loan balance and are amortized as interest expense on a ten-year schedule until the Amended Rated Term Loan’s Anticipated Repayment Date. Additionally, in conjunction with the refinancing, the Company expensed $1.2 million of financing costs incurred related to the modified portion of the Amended Rated Term Loan and recorded these costs in Other expenses, net in the condensed consolidated statements of operations.

In conjunction with the refinancing, a portion of the Amended Rated Term Loan was extinguished. As a result, the Company expensed unamortized deferred financing costs of $1.8 million and $1.4 million premium paid on early redemption as loss on extinguishment of debt in the unaudited condensed consolidated statements of operations.
As of September 30, 2021, the outstanding principal balance of the Rated Term Loan was $491.3 million less unamortized debt discount and loan issuance costs totaling $8.1 million. As of December 31, 2020, the outstanding principal balance of the Rated Term Loan was $362.7 million less unamortized debt discount and loan issuance costs totaling $5.9 million.
As of September 30, 2021, the Company was in compliance with all covenants. As of December 31, 2020, the Company was in compliance with all covenants, except the delivery of the APAF audited consolidated financial statements, for which the Company obtained a waiver to extend the financial statement reporting deliverable due dates. The Company delivered the audited financial statements on August 19, 2021, before the extended reporting deliverable due dates.
Construction Facilities
Seminole Funding Resources, LLC
In the past various Company’s subsidiaries entered into loan agreements with Seminole Funding Resources, LLC to fund construction of certain solar energy facilities in Minnesota (“FastSun Loans”). The FastSun Loans had a 6-month term, are non-amortizing and accrue interest at a rate of 6.50%. During the nine months ended September 30, 2021, the Company repaid the total outstanding principal of the loan in the amount of $4.9 million.
Interest accrued for under the FastSun loans prior to placed-in-service was capitalized as part of the cost of solar energy facilities and depreciated over the useful life thereafter. For the nine months ended September 30, 2021, and 2020 the Company incurred interest costs under the agreements totaling $0.1 million and $0.2 million, respectively, which were capitalized as part of property, plant and equipment.
Construction Loan to Term Loan Facility and Letters of Credit facilities
On January 10, 2020, APA Construction Finance, LLC (“APACF”) a wholly-owned subsidiary of the Company, entered into a credit agreement with Fifth Third Bank, National Association and Deutsche Bank AG New York Branch to fund the development and construction of future solar facilities (“Construction Loan to Term Loan Facility”). The Construction Loan to Term Loan Facility includes a construction loan commitment of $187.5 million and a letter of credit commitment of $12.5 million, which can be drawn until January 10, 2023. The construction loan commitment can convert to a term loan upon commercial operation of a particular solar energy facility. In addition, the Construction Loan to Term Loan Facility accrued a commitment fee at a rate equal to .50% per year of the daily unused amount of the commitment. As of September 30, 2021, the outstanding principal balances of the construction loan and term loan were $13.7 million and $12.3 million, respectively. As of December 31, 2020, the outstanding principal balances of the construction loan and term loan were $20.6 million and $6.2 million, respectively. As of September 30, 2021, and December 31, 2020, the Company had an unused borrowing capacity of $161.5 million and $160.7 million, respectively. For the nine months ended September 30, 2021, and 2020 the Company incurred interest costs associated with outstanding construction loans totaling $0.4 million and zero, respectively, which were capitalized as part of property, plant and equipment. Also, on October 23, 2020, the Company entered into an additional letters of credit facility with Fifth Third Bank for the total capacity of $10.0 million. The Construction Loan to Term Loan Facility includes various financial and other covenants for APACF and the Company, as guarantor. As of September 30, 2021, the Company was in compliance with all such covenants. As of December 31, 2020, the Company was in compliance with all covenants, except the delivery of the audited consolidated financial statements of the Company, for which the Company obtained a waiver to extend the financial statement reporting deliverable due date. The Company delivered the audited financial statements on August 11, 2021, before the extended reporting deliverable due date.
As of September 30, 2021, the total letters of credit outstanding with Fifth Third Bank and Deutsche Bank were $10.0 million and $0.6 million, respectively, with an unused capacity of $0.1 million and $11.9 million, respectively. As of December 31, 2020, the total letters of credit outstanding with Fifth Third Bank and Deutsche Bank were $7.2 million and $0.3 million, respectively, with an unused capacity of $2.8 million and $12.2 million, respectively. To the extent liabilities are incurred as a result of the activities covered by the letters of credit, such liabilities are included on the accompanying condensed consolidated balance sheets. From time to time, the Company is required to post financial assurances to satisfy contractual and other requirements generated in the normal course of business. Some of these assurances are posted to comply with federal, state or other government agencies’ statutes and regulations. The Company sometimes uses letters of credit to satisfy these requirements and these letters of credit reduce the Company’s borrowing facility capacity.
PSE&G Loans
As part of the FUSE Acquisition, the Company acquired the Solar Loan Agreements with Public Service Electric and Gas Company (“PSE&G”). Each loan has a term of 15 years and accrues interest at a rate of 11.39%, compounded monthly. As of September 30, 2021, the principal balance of the PSE&G Loans was $0.4 million, including fair value debt discount of $0.2 million determined by the Company as part of the acquisition accounting. As of December 31, 2020, the principal balance of the PSE&G Loans was $0.7 million, including fair value debt discount of $0.3 million determined by the Company as part of the acquisition accounting.
Financing Lease Obligations
Zildjian XI
During the nine months ended September 30, 2021, the Company, through its subsidiary Zildjian XI, sold five solar energy facilities located in Massachusetts and Minnesota with the total nameplate capacity of 10.5 MW to a third party (“ZXI Lessor”) for a total sales price of $28.5 million. In connection with these transactions, the Company and the ZXI Lessor entered into master lease agreement under which the Company agreed to lease back solar energy facilities for an initial term of ten years. The proceeds received from the sale-leaseback transactions net of transaction costs of $1.0 million and prepaid rent of $7.7 million amounted to $19.8 million.
The master lease agreement provides for a residual value guarantee as well as a lessee purchase option, both of which are forms of continuing involvement and prohibit the use of sale leaseback accounting under ASC 840. As a result, the Company accounts for the transaction using the financing method by recognizing the sale proceeds as a financing obligation and the assets subject to the sale-leaseback remain on the balance sheet of the Company and are being depreciated. The aggregate proceeds have been recorded as a long-term debt within the condensed consolidated balance sheets.
TrueGreen Acquisition
As part of the TrueGreen Acquisition on August 25, 2021 (refer to Note 4) the Company assumed financing lease liability of $1.8 million associated with the sale-leaseback of a solar energy facility located in Connecticut with the total nameplate capacity of 1.2 MW. In accordance with the sale-leaseback arrangement the solar energy facility was sold and immediately leased back from a third-party lessor (“TGC Lessor”). The master lease agreement provides the lessee with a purchase option, which represents a form of continuing involvement and prohibits the use of sale leaseback accounting under ASC 840.
Presentation and minimum lease payments
As of September 30, 2021, the Company has recorded a financing obligation of $22.7 million, net of $1.0 million of deferred transaction costs, in the unaudited condensed consolidated balance sheet. Payments of $0.1 million were made under the financing obligation for the nine months ended September 30, 2021. Interest expense, inclusive of the amortization of deferred transaction costs for the nine months ended September 30, 2021, was $0.2 million.
The table below shows the minimum lease payments under the financing lease obligations for the years ended:

2021	$334
2022	1,278
2023	1,287
2024	1,290
2025	1,300
Thereafter	10,563

Total	$16,052

The difference between the outstanding financing lease obligation of $22.7 million and $16.1 million of minimum lease payments, including the residual value guarantee, is due to $8.6 million of investment tax credits claimed by the Lessor less $0.2 million of interest accrued, and $1.7 million of the implied interest on financing lease obligation included in minimum lease payments.
Derivatives
The Company’s derivative instruments consist of interest rate swaps that are not designated as a cash flow hedge or a fair value hedge under accounting guidance. The Company uses interest rate swaps to manage its net exposure to interest rate changes. Changes in fair value are recorded in interest expense, net in the condensed consolidated statements of operations.
As of September 30, 2021, and December 31, 2020, derivative instruments were not material.

8.
Debt and Derivatives

	As of December 31,		Interest Type	Weighted average interest rate
	2020	2019
Long-term debt
Rated term loan	$362,685	$187,000	Blended	3.70%
GSO promissory note	—	4,000	Fixed	4.25%
Construction loans	25,484	31,123	Fixed	4.20%
Term loans	7,218	—	Floating	2.40%

Total principal due for long-term debt	395,387	222,123
Unamortized discounts and premiums	(292)	—
Unamortized deferred financing costs	(5,952)	(4,049)
Less: Current portion of long-term debt	35,209	39,833

Long-term debt, less current portion	$353,934	$178,241

Prior Term Loan
As part of the Prior Capital Facility, the Company had a term loan originally issued on October 10, 2014 and amended and restated on October 3, 2016 (“Prior Term Loan”). The note was non-amortizing; it accrued interest at an annual rate of approximately 9.8% as calculated by the sum of the greater of (i) LIBOR and (ii) 1.50%, plus an applicable margin of 7.50%. Loan principal was due on September 30, 2021. The unamortized debt discount and loan issuance costs on the Prior Term Loan was being amortized to interest expense over the life of the Prior Term Loan. During the year ended December 31, 2019, a total of $69.8 million of principal was drawn from the Prior Term Loan. On the Closing Date, the Company repaid the entire principal balance totaling $249.7 million without penalty, remaining unamortized debt discount and loan issuance costs of $1.4 million were recorded as interest expense, and the Prior Term Loan was cancelled.
Rated Term Loan
As part of the Blackstone Credit Facility, APA Finance, LLC (“APAF”), a wholly owned subsidiary of the Company, entered into a $251.0 million term loan facility with BIS through a consortium of lenders. The Rated Term Loan consists of investment grade-rated Class A and Class B notes that mature on June 30, 2045 (“Final Maturity Date”). The Rated Term Loan amortizes at an initial rate of 2.5% of outstanding principal per annum for a period of 5 years at which point the amortization steps up to 5% per annum until November 22, 2026 (“Anticipated Repayment Date”). After the Anticipated Repayment Date, the loan becomes fully-amortizing, and all available cash is used to pay down principal until the Final Maturity Date. Interest on the Rated Term Loan accrues quarterly at a blended fixed rate of 3.70%.
The Company incurred $8.5 million of issuance costs related to the Blackstone Credit Facility and allocated these issuance costs to both the Series A preferred stock and Rated Term Loan using a relative fair value method. Issuance costs attributable to the Rated Term Loan of $4.2 million have been recorded as a reduction to the Rated Term Loan balance and are amortized as interest expense on seven-year schedule until the Rated Term Loan’s Anticipated Repayment Date. The Company also incurred debt issuance costs of $2.6 million for additional draws made from the Rated Term Loan during the year ended December 31, 2020. During the years ended December 31, 2020 and 2019, the Company recorded interest expense of $0.7 million and $0.2 million, respectively, related to the amortization of the Rated Term Loan issuance costs.
On December 22, 2020, APA Finance, LLC, upsized the borrowing capacity of the Rated Term Loan to $367.4 million through a tertiary draw commitment agreement. Proceeds under the agreement were used to fund the acquisition of new solar energy facilities.
As of December 31, 2020, the outstanding principal balance of the Rated Term Loan was $362.7 million, consisting of Class A and Class B notes totaling $213.4 million and $149.3 million, respectively, less unamortized debt discount and loan issuance costs totaling $5.9 million. As of December 31, 2019, the outstanding principal balance of the Rated Term Loan was $187.0 million, from the issuance of Class A and Class B notes totaling $110.0 million and $77.0 million, respectively, less unamortized debt discount and loan issuance costs totaling $4.0 million.
The Rated Term Loan includes various financial and other covenants. The Company was in compliance with all such covenants as of December 31, 2019. As of December 31, 2020, the Company was in compliance with all covenants, except the delivery of the APAF audited financial statements, for which the Company obtained a waiver to extend the financial statement reporting deliverable due dates. The Company expects to deliver the audited financial statements before the extended reporting deliverable due dates.
GSO Promissory Note
On the Closing Date the Company issued a promissory note to GSO in exchange for a loan totaling $4.0 million, the proceeds of which were primarily used to fund reserve requirements under the Rated Term Loan. As of December 31, 2019, the note accrued interest at a rate of 4.25%. The full promissory note plus accrued interest was repaid in full by the Company on March 3, 2020.
Construction Facilities
Seminole Funding Resources, LLC
During the years ended December 31, 2020 and 2019, various Company’s subsidiaries entered into loan agreements with Seminole Funding Resources, LLC to fund construction of certain solar energy facilities in
Minnesota (“FastSun Loans”). The FastSun Loans have a 6-month term, are non-amortizing and accrue interest at a rate of 6.50%. As of December 31, 2020 and December 31, 2019, the principal balances of the loan were $4.9 million and $31.1 million, respectively, and are recorded within the current portion of long-term debt on the accompanying consolidated balance sheets. The FastSun Loans include various financial and other covenants, and the Company was in compliance with all such covenants as of December 31, 2020.
Interest accrued for under the FastSun loans prior to placed-in-service is capitalized as part of the cost of solar energy facilities and depreciated over the useful life thereafter. For the years ended December 31, 2020 and December 31, 2019 the Company incurred interest costs under the agreements totaling $0.7 million and $0.4 million, respectively. The capitalized portion of $0.3 million and $0.3 million is shown as property, plant and equipment. For the year ended December 31, 2020 and 2019, the Company expensed FastSun Loan interest costs of $0.3 million and $0.1 million, respectively, which are recorded in interest expense in the accompanying consolidated statements of operations.
Construction Loan to Term Loan Facility and Letters of Credit facilities
On January 10, 2020, APA Construction Finance, LLC (“APACF”) a wholly-owned subsidiary of the Company, entered into a credit agreement with Fifth Third Bank, National Association and Deutsche Bank AG New York Branch to fund the development and construction of future solar facilities (“Construction Loan to Term Loan Facility”). The Construction Loan to Term Loan Facility includes a construction loan commitment of $187.5 million and a letter of credit commitment of $12.5 million, which can be drawn until January 10, 2023.
The construction loan commitment can convert to a term loan upon commercial operation of a particular solar energy facility. In addition, the Construction Loan to Term Loan Facility accrued a commitment fee at a rate equal to .50% per year of the daily unused amount of the commitment. As of December 31, 2020, the outstanding principal balances of the construction loan and term loan were $20.6 million and $6.2 million, respectively. As of December 31, 2020, the Company had an unused borrowing capacity of $160.7 million. Also, on October 23, 2020, the Company entered into an additional letters of credit facility with Fifth Third Bank for the total capacity of $10.0 million. The Construction Loan to Term Loan includes various financial and other covenants for APACF and the Company, as guarantor. As of December 31, 2020, the Company was in compliance with all covenants, except the delivery of the audited financial statements of the Company, for which the Company obtained a waiver to extend the financial statement reporting deliverable due dates. The Company expects to deliver the audited financial statements before the extended reporting deliverable due dates.
As of December 31, 2020, the total letters of credit outstanding with Fifth Third Bank and Deutsche Bank were $7.2 million and $0.3 million, respectively, with an unused capacity of $2.8 million and $12.2 million, respectively. To the extent liabilities are incurred as a result of the activities covered by the letters of credit, such liabilities are included on the accompanying consolidated balance sheets. From time to time, the Company is required to post financial assurances to satisfy contractual and other requirements generated in the normal course of business. Some of these assurances are posted to comply with federal, state or other government agencies’ statutes and regulations. The Company sometimes uses letters of credit to satisfy these requirements and these letters of credit reduce the Company’s borrowing facility capacity.
PSE&G Loans
As part of the FUSE Acquisition, the Company acquired the Solar Loan Agreements with Public Service Electric and Gas Company (“PSE&G”). Each loan has a term of 15 years and accrues interest at a rate of 11.39%, compounded monthly. As of December 31, 2020, the principal balance of the PSE&G Loans was $0.7 million, including fair value debt discount of $0.3 million determined by the Company as part of the acquisition accounting.
Loans from Acquisition of SunPeak
As discussed in Note 6, as a part of the SunPeak acquisition, the Company assumed $15.1 million of outstanding debt and $0.9 million of liability under the related interest rate swaps. Outstanding loan balances, including accrued interest and interest rate swap liabilities, were repaid in full by the Company on December 22, 2020.
Principal Maturities of Long-Term Debt
As of December 31, 2020, the principal maturities of the Company’s long-term debt were as follows:

2021	$35,209
2022	9,702
2023	9,600
2024	9,395
2025	9,408
Thereafter	322,073

Total principal payments	$395,387

Derivatives
The Company’s derivative instrument consists of an interest rate swap that is not designated as a cash flow hedge or a fair value hedge under accounting guidance. The Company uses the interest rate swap to manage its net exposure to interest rate changes. Changes in fair value are recorded in interest expense, net in the consolidated statements of operations.
For the years ended December 31, 2020 and 2019, the Company notes the derivative instrument was not significant.